UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02945

                          CENTENNIAL MONEY MARKET TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                        5 | CENTENNIAL MONEY MARKET TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

                           BEGINNING         ENDING           EXPENSES
                           ACCOUNT           ACCOUNT          PAID DURING
                           VALUE             VALUE            6 MONTHS ENDED
                           (1/1/06)          (6/30/06)        JUNE 30, 2006
--------------------------------------------------------------------------------
Actual                     $1,000.00         $1,020.60        $ 3.36
--------------------------------------------------------------------------------
Hypothetical                1,000.00          1,021.47          3.36

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2006 is as follows:

EXPENSE RATIO
-------------
    0.67%


                        6 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  June 30, 2006
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--21.5%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--6.7%
Abbey National
Treasury Services,
5.245%, 8/14/06                               $   70,000,000    $    70,000,000
--------------------------------------------------------------------------------
Citibank NA:
5.09%, 7/27/06                                   161,000,000        161,000,000
5.275%, 9/11/06                                  160,000,000        160,000,000
5.295%, 9/13/06                                  100,000,000        100,000,000
5.415%, 9/22/06                                  170,000,000        170,000,000
5.435%, 9/25/06                                   59,000,000         59,000,000
--------------------------------------------------------------------------------
Washington
Mutual Bank FA:
5.07%, 7/12/06                                   100,000,000        100,000,000
5.27%, 8/11/06                                   150,000,000        150,000,000
--------------------------------------------------------------------------------
Wells Fargo
Bank NA:
5.19%, 7/28/06                                   150,000,000        150,000,000
5.19%, 7/31/06                                   140,000,000        140,000,000
5.20%, 8/9/06                                    150,000,000        150,000,000
5.24%, 7/24/06                                   100,000,000        100,000,000
                                                                ----------------
                                                                  1,510,000,000

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--14.8%
Abbey National
Treasury Services,
5.13%, 7/20/06                                   141,500,000        141,500,000
--------------------------------------------------------------------------------
Barclays Bank
plc, New York:
5.09%, 7/17/06                                   120,000,000        120,000,000
5.33%, 8/21/06                                    55,000,000         55,000,000
5.44%, 9/25/06                                   145,000,000        145,000,000
--------------------------------------------------------------------------------
BNP Paribas,
New York,
5.291%, 8/2/06                                   120,000,000        119,969,280
--------------------------------------------------------------------------------
Calyon, New York,
5.175%, 8/4/06                                   100,000,000        100,000,000
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce NY:
5.215%, 8/14/06                                  150,000,000        150,000,000
5.25%, 8/14/06                                   130,000,000        130,000,000
5.36%, 8/28/06                                   101,000,000        101,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank
plc, New York:
5.15%, 7/26/06                                   180,000,000        180,000,000
5.153%, 7/28/06                                  168,000,000        168,000,000
5.355%, 9/14/06                                  175,000,000        175,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Nordea Bank
Finland plc, NY
Branch, 5.105%,
8/11/06                                       $   50,000,000    $    49,995,197
--------------------------------------------------------------------------------
Royal Bank of
Canada New
York Branch:
5.06%, 7/7/06                                     50,000,000         50,000,000
5.08%, 7/13/06                                    88,000,000         88,000,000
5.085%, 7/14/06                                   90,000,000         90,000,000
5.16%, 7/24/06                                    50,000,000         50,000,000
5.19%, 8/9/06                                     84,000,000         84,000,000
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken,
New York:
4.965%, 7/6/06                                    46,000,000         45,999,968
5.079%, 10/3/06 1                                164,000,000        163,991,595
5.28%, 9/13/06                                    26,000,000         25,992,189
--------------------------------------------------------------------------------
Societe Generale
North America,
4.955%, 7/3/06                                   265,500,000        265,500,000
--------------------------------------------------------------------------------
Societe Generale,
New York:
5.085%, 7/17/06                                  137,000,000        137,000,000
5.175%, 8/9/06                                    80,000,000         80,000,000
--------------------------------------------------------------------------------
Svenska
Handelsbanken NY:
5.11%, 7/20/06                                   125,000,000        125,000,000
5.11%, 7/21/06                                   150,000,000        150,000,000
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York:
4.98%, 7/10/06                                    50,000,000         50,000,000
5.095%, 7/19/06                                   75,000,000         75,000,000
5.175%, 8/7/06                                   120,000,000        120,000,000
--------------------------------------------------------------------------------
Westpack Banking
Corp. New York,
5.09%, 8/4/06                                     75,000,000         74,993,653
                                                                ----------------
                                                                  3,310,941,882
                                                                ----------------

Total Certificates
of Deposit
(Cost $4,820,941,882)                                             4,820,941,882

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--20.0%
--------------------------------------------------------------------------------
AB SPINTAB:
4.915%, 7/6/06                                    26,000,000         25,982,251
4.925%, 7/7/06                                   185,000,000        184,848,146


                        7 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
AB SPINTAB: Continued
5.005%, 7/20/06                               $   80,000,000    $    79,788,678
5.14%, 8/15/06                                    50,000,000         49,678,750
5.335%, 9/19/06                                   78,000,000         77,075,267
--------------------------------------------------------------------------------
Bank of
America Corp.:
5.05%, 7/3/06                                     87,000,000         87,000,000
5.105%, 7/21/06                                   50,000,000         50,000,000
5.30%, 9/11/06                                   260,000,000        260,000,000
--------------------------------------------------------------------------------
Barclays US
Funding Corp.,
5.09%, 8/7/06                                     70,000,000         69,633,803
--------------------------------------------------------------------------------
BNP Paribas
Finance, Inc.,
5.13%, 8/7/06                                     86,000,000         85,546,565
--------------------------------------------------------------------------------
Calyon North
America, Inc.,
5.145%, 8/7/06                                    27,500,000         27,354,582
--------------------------------------------------------------------------------
Danske Corp.:
5.10%, 8/8/06 2                                   26,113,000         25,972,425
5.39%, 9/25/06 2                                 100,000,000         98,712,389
--------------------------------------------------------------------------------
Dexia Delaware
LLC:
4.925%, 7/7/06                                   117,675,000        117,578,408
5.28%, 7/31/06                                   200,000,000        199,120,000
--------------------------------------------------------------------------------
DnB NOR
Bank ASA,
4.91%, 7/5/06                                    159,200,000        159,113,250
--------------------------------------------------------------------------------
Governor & Co.
of the Bank
of Ireland:
5.135%, 8/7/06 2                                  85,000,000         84,551,401
5.14%, 11/22/06 2                                 73,000,000         71,499,120
--------------------------------------------------------------------------------
HBOS
Treasury Services:
4.905%, 7/6/06                                   141,500,000        141,403,603
4.995%, 7/19/06                                   46,000,000         45,885,115
4.995%, 7/20/06                                   25,500,000         25,432,776
5.20%, 9/8/06                                     25,306,000         25,053,784
5.225%, 9/15/06                                  140,000,000        138,455,722
5.295%, 9/19/06                                   82,980,000         82,003,602
5.385%, 9/26/06                                  100,000,000         98,698,625
5.39%, 9/28/06                                    79,000,000         77,947,303
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
5.16%, 11/22/06                                   87,000,000         85,204,320

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Nationwide
Building Society:
4.925%, 7/7/06 2                              $   85,000,000    $    84,930,229
5.065%, 7/21/06 2                                100,000,000         99,718,611
5.315%, 9/20/06 2                                193,000,000        190,691,961
--------------------------------------------------------------------------------
Nordea North
America, Inc.:
5.05%, 7/5/06                                    100,000,000         99,943,889
5.11%, 8/2/06                                    200,755,000        199,843,126
5.15%, 8/24/06                                    28,400,000         28,180,610
--------------------------------------------------------------------------------
Rabobank USA
Financial Corp.,
5.14%, 11/20/06                                   21,600,000         21,162,072
--------------------------------------------------------------------------------
Santander Central
Hispano Finance
(Delaware), Inc.:
5.025%, 7/14/06                                   50,000,000         49,909,271
5.17%, 8/15/06                                    19,975,000         19,845,912
--------------------------------------------------------------------------------
Scotiabanc, Inc.,
5.415%, 9/29/06 2                                 50,000,000         49,323,125
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken AB:
5.272%, 11/22/06 1,2                              80,000,000         79,999,624
5.311%, 11/27/06 1,2                              75,000,000         75,000,000
--------------------------------------------------------------------------------
St. George Bank Ltd.:
5.06%, 7/12/06 2                                  20,000,000         19,969,078
5.07%, 8/8/06 2                                   80,000,000         79,571,867
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc.:
5.01%, 7/19/06 2                                  10,500,000         10,473,698
5.31%, 8/8/06 2                                   78,700,000         78,258,887
--------------------------------------------------------------------------------
Toronto Dominion
Holdings (USA),
Inc., 4.91%, 7/5/06 2                             75,000,000         74,959,083
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
4.93%, 7/10/06                                   201,000,000        200,752,268
4.995%, 7/19/06                                   44,000,000         43,890,110
5.285%, 8/3/06                                   186,000,000        185,098,908
--------------------------------------------------------------------------------
Westpac Banking
Corp.:
4.94%, 7/11/06 2                                 148,500,000        148,296,225
5.13%, 11/27/06 2                                173,000,000        169,326,778
                                                                ----------------
Total Direct Bank Obligations
(Cost $4,482,685,217)                                             4,482,685,217


                        8 | CENTENNIAL MONEY MARKET TRUST

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
LETTERS OF CREDIT--0.6%
--------------------------------------------------------------------------------
Suntrust Banks,
Inc. guaranteeing
commercial
paper of NATC
California LLC,
4.975%, 7/14/06
(Cost $149,730,521)                           $  150,000,000    $   149,730,521

--------------------------------------------------------------------------------
SHORT-TERM NOTES--57.2%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--23.5%
Amsterdam
Funding Corp.:
5.07%, 7/12/06 2                                  50,000,000         49,922,542
5.10%, 7/26/06 2                                  20,000,000         19,929,167
5.135%, 7/20/06 2                                 26,800,000         26,727,368
5.145%, 7/24/06 2                                 25,000,000         24,917,823
5.155%, 7/31/06 2                                107,470,000        107,008,327
5.17%, 8/3/06 2                                   55,000,000         54,739,346
5.19%, 8/16/06 2                                  55,000,000         54,635,258
5.22%, 7/27/06 2                                  74,500,000         74,219,135
--------------------------------------------------------------------------------
Barton
Capital Corp.:
5.05%, 7/3/06 2                                   25,840,000         25,832,750
5.16%, 8/3/06 2                                   55,500,000         55,237,485
5.17%, 8/4/06 2                                   50,000,000         49,755,861
--------------------------------------------------------------------------------
Cancara Asset
Securitization LLC:
5.30%, 7/5/06 2                                    2,732,000          2,730,391
5.30%, 7/26/06 2                                 186,929,000        186,240,997
--------------------------------------------------------------------------------
Crown Point
Capital Co.:
5.365%, 9/19/06 2                                 65,459,000         64,678,583
5.38%, 9/12/06 2                                  40,000,000         39,563,622
--------------------------------------------------------------------------------
Fairway Finance
Corp.:
5.03%, 7/7/06 2                                   21,025,000         21,007,374
5.305%, 9/14/06 2                                 42,370,000         41,901,723
5.335%, 9/18/06 2                                117,489,000        116,116,476
--------------------------------------------------------------------------------
FCAR Owner
Trust I:
5.06%, 7/7/06                                     25,000,000         24,978,917
5.33%, 9/15/06                                    93,000,000         91,953,543
--------------------------------------------------------------------------------
FCAR Owner
Trust II:
5.065%, 7/17/06                                  185,000,000        184,583,544
5.16%, 8/4/06                                    100,000,000         99,514,933
5.28%, 8/8/06                                     11,150,000         11,087,857

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Gemini
Securitization
Corp.:
5.07%, 7/7/06 2                               $   44,300,000    $    44,262,567
5.135%, 7/19/06 2                                 75,000,000         74,807,438
5.39%, 9/25/06 2                                 125,000,000        123,390,486
--------------------------------------------------------------------------------
Gotham Funding
Corp.:
5.165%, 8/7/06 2                                  50,000,000         49,734,576
5.265%, 7/21/06 2                                 62,225,000         62,042,992
5.31%, 7/24/06 2                                  59,066,000         58,865,996
5.31%, 7/26/06 2                                 100,000,000         99,631,250
5.33%, 8/3/06 2                                   73,200,000         72,842,357
--------------------------------------------------------------------------------
GOVCO, Inc.:
5.07%, 7/13/06 2                                  47,100,000         47,020,401
5.33%, 8/16/06 2                                  50,000,000         49,659,472
5.33%, 8/17/06 2                                  45,000,000         44,686,863
5.33%, 9/18/06 2                                  50,000,000         49,415,181
--------------------------------------------------------------------------------
Grampian
Funding LLC,
5.15%, 11/21/06                                  100,000,000         97,954,306
--------------------------------------------------------------------------------
Legacy Capital
Co. LLC:
4.93%, 7/6/06                                     86,468,000         86,408,793
4.98%, 7/18/06                                    68,100,000         67,939,852
5.23%, 9/5/06                                     35,043,000         34,706,996
5.315%, 9/15/06                                   83,869,000         82,927,943
5.36%, 9/22/06                                   118,635,000        117,168,935
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
5.025%, 7/24/06 2                                150,000,000        149,518,438
5.035%, 7/25/06 2                                 50,000,000         49,832,167
5.05%, 7/6/06 2                                   17,200,000         17,187,936
5.05%, 7/11/06 2                                  48,649,000         48,580,756
5.05%, 7/14/06 2                                  83,000,000         82,848,341
5.065%, 7/19/06 2                                 75,000,000         74,810,063
--------------------------------------------------------------------------------
Neptune Funding
Corp.:
4.945%, 7/6/06 2                                  26,000,000         25,982,143
5%, 7/10/06 2                                     50,000,000         49,937,500
5%, 7/12/06 2                                    103,344,000        103,186,113
5.01%, 7/14/06 2                                  36,000,000         35,934,870
5.12%, 7/19/06 2                                  14,083,000         14,046,948
5.23%, 8/2/06 2                                   35,254,000         35,090,108
5.34%, 9/1/06 2                                   77,601,000         76,895,872
--------------------------------------------------------------------------------
Nordea North
America, Inc.,
5.165%, 8/14/06                                   35,000,000         34,779,053


                        9 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Old Line
Funding Corp.:
5.03%, 7/7/06 2                               $   56,124,000    $    56,076,949
5.05%, 7/6/06 2                                   30,131,000         30,109,866
5.05%, 7/10/06 2                                  60,331,000         60,254,832
5.055%, 7/14/06 2                                 87,523,000         87,363,234
5.06%, 7/11/06 2                                  32,525,000         32,479,284
--------------------------------------------------------------------------------
Ormond Quay
Funding LLC:
5.13%, 7/7/06 2                                    5,000,000          4,995,725
5.33%, 7/24/06 2                                 150,000,000        149,489,208
5.33%, 7/27/06 2                                 150,000,000        149,422,583
5.33%, 7/28/06 2                                  50,000,000         49,800,125
--------------------------------------------------------------------------------
Perry Global
Funding LLC,
Series A:
5.04%, 7/6/06 2                                   92,000,000         91,935,600
5.06%, 7/19/06 2                                  82,900,000         82,690,263
--------------------------------------------------------------------------------
Regency Markets
No. 1 LLC,
5.27%, 8/15/06 2                                  15,000,000         14,901,188
--------------------------------------------------------------------------------
Sheffield
Receivables Corp.:
5.07%, 7/17/06 2                                  35,230,000         35,150,615
5.30%, 8/2/06 2                                  100,000,000         99,528,889
--------------------------------------------------------------------------------
Solitaire
Funding LLC:
5.06%, 7/13/06 2                                  50,000,000         49,915,667
5.095%, 7/25/06 2                                110,000,000        109,626,367
5.155%, 8/7/06 2                                  80,000,000         79,576,144
5.185%, 8/10/06 2                                 50,000,000         49,711,944
5.27%, 8/23/06 2                                  32,000,000         31,751,724
5.345%, 9/20/06 2                                122,000,000        120,532,798
--------------------------------------------------------------------------------
Victory Receivables
Corp.:
5.07%, 7/6/06 2                                   44,638,000         44,606,567
5.08%, 7/17/06 2                                  32,700,000         32,626,171
5.245%, 8/7/06 2                                  51,200,000         50,923,996
5.25%, 8/1/06 2                                  128,070,000        127,491,017
5.30%, 8/4/06 2                                   45,500,000         45,272,247
--------------------------------------------------------------------------------
Yorktown Capital
LLC:
5.24%, 7/28/06 2                                  20,645,000         20,563,865
5.25%, 7/20/06 2                                  73,509,000         73,305,319
                                                                ----------------
                                                                  5,269,481,921

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Better Brands of
South Georgia LLP
Series 2003,
5.35%, 7/3/06 1                               $   11,600,000    $    11,600,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.6%
Banc of America
Securities LLC,
5.15%, 7/3/06 1                                  180,000,000        180,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc.:
4.95%, 7/12/06                                    70,000,000         69,894,125
5.28%, 8/18/06                                    46,500,000         46,172,640
5.35%, 9/21/06                                    93,000,000         91,866,692
5.36%, 9/11/06                                    27,000,000         26,710,560
5.39%, 9/27/06                                   141,000,000        139,142,247
--------------------------------------------------------------------------------
Citigroup Funding,
Inc., 5%, 7/18/06                                 30,000,000         29,929,167
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.:
5.188%, 4/6/07 1,3                               180,000,000        180,000,000
5.40%, 10/30/06 1,3                              233,000,000        233,000,000
--------------------------------------------------------------------------------
Lehman Brothers,
Inc., 5.125%, 7/3/06 1                            43,000,000         43,000,000
                                                                ----------------
                                                                  1,039,715,431

--------------------------------------------------------------------------------
CHEMICALS--1.1%
BASF AG:
5.08%, 7/19/06 2                                 148,000,000        147,624,080
5.095%, 7/26/06 2                                 90,000,000         89,681,563
                                                                ----------------
                                                                    237,305,643

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.9%
Bank of America
Corp.:
5.04%, 7/10/06                                   138,500,000        138,325,490
5.115%, 8/2/06                                    50,000,000         49,772,667
5.37%, 9/14/06                                    90,000,000         90,000,000
--------------------------------------------------------------------------------
HSBC USA,
Inc.:
4.98%, 7/3/06                                     44,500,000         44,487,688
5.035%, 7/13/06                                   89,000,000         88,850,628
5.043%, 7/14/06                                   25,000,000         24,954,473
5.37%, 9/22/06                                    94,000,000         92,836,202
--------------------------------------------------------------------------------
Marshall
& Ilsley Corp.,
5.115%, 8/2/06                                    20,000,000         19,909,067


                       10 | CENTENNIAL MONEY MARKET TRUST

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
National City
Credit Corp.:
4.96%, 7/13/06                                $   60,000,000    $    59,900,800
5.035%, 7/12/06                                  100,000,000         99,846,153
5.11%, 8/3/06                                     72,500,000         72,160,398
5.25%, 8/17/06                                   100,000,000         99,314,583
                                                                ----------------
                                                                    880,358,149

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.1%
Countrywide
Financial Corp.:
5.25%, 7/12/06                                    57,000,000         56,908,563
5.32%, 7/28/06                                    40,300,000         40,139,203
5.45%, 7/3/06                                     43,913,000         43,899,704
--------------------------------------------------------------------------------
Private Export
Funding Corp.:
5.01%, 7/18/06 2                                  23,000,000         22,945,586
5.21%, 9/7/06 2                                   43,000,000         42,576,832
5.25%, 7/5/06 2                                    8,000,000          7,995,333
5.32%, 8/29/06 2                                  29,000,000         28,747,152
                                                                ----------------
                                                                    243,212,373

--------------------------------------------------------------------------------
CONSUMER FINANCE--2.0%
American Express
Credit Corp.:
5.02%, 7/13/06                                   150,000,000        149,749,000
5.05%, 7/12/06                                   150,000,000        149,769,917
5.05%, 7/17/06                                    75,000,000         74,831,667
5.08%, 7/14/06                                    50,000,000         49,908,278
--------------------------------------------------------------------------------
American Express
Credit Corp.,
Series B,
5.289%, 12/15/06 1                                25,000,000         25,013,649
                                                                ----------------
                                                                    449,272,511

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
General Electric
Capital Corp.:
5.02%, 7/13/06                                   100,000,000         99,832,667
5.24%, 8/16/06                                   100,000,000         99,330,444
5.28%, 8/21/06                                    81,000,000         80,394,559
--------------------------------------------------------------------------------
General Electric
Capital Services:
5.025%, 7/14/06                                  100,000,000         99,818,542
5.265%, 8/18/06                                   54,000,000         53,620,920

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Greenwich Capital
Holdings, Inc.,
5.15%, 2/15/07 1                              $  170,000,000    $   170,000,000
--------------------------------------------------------------------------------
HSBC Finance
Corp.:
4.905%, 7/7/06                                    63,000,000         62,948,498
5.03%, 7/28/06                                   189,000,000        188,286,998
5.305%, 9/21/06                                  193,000,000        190,667,863
--------------------------------------------------------------------------------
Prudential Funding
LLC, 5.11%, 7/27/06 3                            164,000,000        163,394,749
                                                                ----------------
                                                                  1,208,295,240

--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp. Revenue
Bonds, Signal
International LLC
Project, Series 2004A,
5.35%, 7/3/06 1                                   14,600,000         14,600,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Cambridge-
Southlake Partners
LP, Series 2003,
5.35%, 7/3/06 1                                    8,775,000          8,775,000
--------------------------------------------------------------------------------
INSURANCE--3.3%
ING America
Insurance Holdings,
Inc.:
4.87%, 7/10/06                                    50,000,000         49,939,125
4.90%, 7/13/06                                    90,000,000         89,853,000
4.95%, 7/12/06                                    20,000,000         19,969,750
5%, 7/18/06                                       38,500,000         38,409,097
5.145%, 10/12/06                                  30,000,000         29,558,388
5.15%, 10/16/06                                   20,000,000         19,693,861
5.19%, 8/24/06                                    59,500,000         59,036,793
5.20%, 9/6/06                                     50,000,000         49,516,111
5.21%, 9/7/06                                     20,000,000         19,803,178
5.23%, 7/20/06                                    57,000,000         56,842,664
5.27%, 9/8/06                                     28,500,000         28,212,126
--------------------------------------------------------------------------------
Jackson National
Life Global Funding,
Series 2004-6,
5.239%, 7/17/06 1,3                               50,000,000         50,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
5.259%, 7/17/06 1,3                               69,400,000         69,400,000


                       11 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Prudential
Insurance Co.
of America,
5.14%, 2/1/07 1,3                             $  165,000,000    $   165,000,000
                                                                ----------------
                                                                    745,234,093

--------------------------------------------------------------------------------
LEASING & FACTORING--1.4%
Toyota Motor
Credit Corp.:
5.10%, 8/3/06                                    100,000,000         99,532,500
5.10%, 8/4/06                                     60,000,000         59,711,000
5.11%, 7/21/06                                   164,000,000        163,534,422
                                                                ----------------
                                                                    322,777,922

--------------------------------------------------------------------------------
MUNICIPAL--0.0%
Private Colleges
and Universities
Authority,
5.43%, 7/3/06 1                                    8,185,000          8,185,000

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.9%
Sanofi-Aventis:
5.09%, 8/2/06 2                                  159,000,000        158,281,320
5.165%, 8/30/06 2                                149,000,000        147,717,358
5.23%, 8/9/06 2                                   49,500,000         49,219,541
5.33%, 9/13/06 2                                  73,000,000         72,200,204
                                                                ----------------
                                                                    427,418,423

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.8%
Blue Spice LLC:
4.95%, 7/6/06 2                                  130,000,000        129,910,625
4.99%, 7/10/06 2                                 100,000,000         99,875,250
5.12%, 7/24/06 2                                  57,000,000         56,813,547
5.34%, 9/18/06 2                                  98,500,000         97,345,744
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.14%, 11/27/06                                   50,000,000         48,936,306
5.18%, 8/14/06                                    87,900,000         87,343,495
5.38%, 9/13/06                                    50,000,000         49,447,056
5.39%, 9/25/06                                   122,000,000        120,429,114
--------------------------------------------------------------------------------
LINKS Finance
LLC:
5.10%, 8/10/06                                    80,000,000         79,546,667
5.32%, 8/11/06                                   100,750,000        100,139,111

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
LINKS Finance
LLC: Continued
5.38%, 9/8/06                                 $   50,000,000    $    49,484,417
5.39%, 9/22/06                                    48,730,000         48,124,435
--------------------------------------------------------------------------------
Parkland (USA)
LLC:
5.15%, 12/12/06 1,4                               16,000,000         15,999,281
5.179%, 2/15/07 1,3                               50,000,000         49,996,926
--------------------------------------------------------------------------------
Premier Asset
Collateralized
Entity LLC,
5.282%, 4/23/07 1,4                               75,000,000         74,994,096
--------------------------------------------------------------------------------
Premier Asset
Collateralized
Entity LLC 1:
5.35%, 8/21/06 2                                  29,000,000         28,780,204
5.37%, 9/22/06 2                                  35,000,000         34,566,671
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
5.314%, 7/24/06 1                                156,500,000        156,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.015%, 7/20/06                                   97,400,000         97,142,201
5.30%, 8/23/06                                   169,000,000        167,681,331
5.31%, 8/25/06                                   120,800,000        119,820,774
--------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC,
5.49%, 9/28/06 1,4                               100,000,000        100,000,000
--------------------------------------------------------------------------------
Wachovia Asset
Securitization, Inc.,
Series 2004-H
M1A, Cl. A,
5.313%, 7/25/06 1                                 34,635,094         34,634,817
--------------------------------------------------------------------------------
WIND Master Trust
Nts.:
Series 2005-I-2,
5.081%, 9/25/06 1,3                               35,606,000         35,606,000
Series 2005-J-2,
5.323%, 8/25/06 1,3                               80,370,000         80,370,000
                                                                ----------------
                                                                  1,963,488,068
                                                                ----------------
Total Short-Term Notes
(Cost $12,829,719,774)                                           12,829,719,774


                       12 | CENTENNIAL MONEY MARKET TRUST

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--0.7%
--------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corp.,
5.40%, 6/18/07
(Cost $150,000,000)                           $  150,000,000    $   150,000,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $22,433,077,394)                                 100.0%    22,433,077,394
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              --         (9,055,084)
                                              ----------------------------------
NET ASSETS                                             100.0%   $22,424,022,310
                                              ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $6,991,012,760, or 31.18% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $1,026,767,675, which represents 4.58% of the Trust's net assets. See
Note 4 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $190,993,377 or 0.85% of the Trust's net assets as of June 30, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                       13 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value (cost $22,433,077,394)--see accompanying statement of investments      $ 22,433,077,394
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                  306,561
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                           27,143,850
Shares of beneficial interest sold                                                                  2,232,772
Other                                                                                                 771,689
                                                                                             -----------------
Total assets                                                                                   22,463,532,266

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                          33,946,891
Transfer and shareholder servicing agent fees                                                       2,202,737
Distribution and service plan fees                                                                  1,596,705
Shareholder communications                                                                          1,472,168
Trustees' compensation                                                                                 76,716
Shares of beneficial interest redeemed                                                                 17,856
Other                                                                                                 196,883
                                                                                             -----------------
Total liabilities                                                                                  39,509,956

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 22,424,022,310
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                              $ 22,423,946,417
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                           75,893
                                                                                             -----------------
NET ASSETS-- applicable to 22,424,406,388 shares of beneficial interest outstanding          $ 22,424,022,310
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                     $           1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       14 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
Interest                                                                                     $    925,576,666

--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------
Management fees                                                                                    71,757,291
--------------------------------------------------------------------------------------------------------------
Service plan fees                                                                                  43,015,639
--------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                      26,523,744
--------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                          2,210,583
--------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                           151,192
--------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                 76,568
--------------------------------------------------------------------------------------------------------------
Administration service fees                                                                             1,500
--------------------------------------------------------------------------------------------------------------
Other                                                                                               1,549,591
                                                                                             -----------------
Total expenses                                                                                    145,286,108

--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             780,290,558

--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                       75,893

--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $    780,366,451
                                                                                             =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                2006                  2005
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                  $    780,290,558      $    329,636,607
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                75,893                14,143
                                                                       ---------------------------------------
Net increase in net assets resulting from operations                        780,366,451           329,650,750

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                       (780,304,698)         (329,636,607)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions                                     2,117,221,353          (884,153,729)

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                 2,117,283,106          (884,139,586)
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                      20,306,739,204        21,190,878,790
                                                                       ---------------------------------------
End of period                                                          $ 22,424,022,310      $ 20,306,739,204
                                                                       =======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                         2006            2005           2004           2003           2002
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $      1.00     $      1.00     $     1.00     $     1.00     $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                      .04 1           .02 1          .01            .01            .02
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)           (.02)          (.01)          (.01)          (.02)
Distributions from net realized gain                          --              --             --             -- 2           -- 2
                                                     --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.04)           (.02)          (.01)          (.01)          (.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $      1.00     $      1.00     $     1.00     $     1.00     $     1.00
                                                     ==========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              3.70%           1.59%          0.61%          1.20%          1.99%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $    22,424     $    20,307     $   21,191     $   23,019     $   21,736
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $    21,527     $    20,966     $   22,509     $   22,783     $   22,947
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.62%           1.57%          0.61%          1.19%          1.97%
Total expenses                                              0.67%           0.68%          0.67%          0.66%          0.69%
Expenses after payments and waivers
and reduction to custodian expenses                         0.67%           0.68%          0.51%          0.40%          0.66%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

             UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAIN CARRYFORWARD 1,2
             --------------------------------------------------------
             $34,127,752                     $--                  $--

1. During the fiscal year ended June 30, 2006, the Trust did not utilize any capital loss carryforward.

2. During the fiscal year ended June 30, 2005, the Trust did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

                                                         REDUCTION TO
             INCREASE            REDUCTION TO         ACCUMULATED NET
             TO PAID-IN       ACCUMULATED NET           REALIZED GAIN
             CAPITAL          INVESTMENT LOSS          ON INVESTMENTS
             --------------------------------------------------------
             $3                       $14,140                 $14,143

The tax character of distributions paid during the years ended June 30, 2006 and June 30, 2005 was as follows:

                                           YEAR ENDED      YEAR ENDED
                                        JUNE 30, 2006   JUNE 30, 2005
             --------------------------------------------------------
             Distributions paid from:
             Ordinary income             $780,304,698    $329,636,607


                       18 | CENTENNIAL MONEY MARKET TRUST

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings. At June 30, 2006, the Trust had $624 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.


                       19 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                       YEAR ENDED JUNE 30, 2006                YEAR ENDED JUNE 30, 2005
                                     SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------
Sold                         66,530,186,460    $ 66,530,186,460      56,763,898,768    $ 56,763,898,768
Dividends and/or
distributions reinvested        175,850,368         175,802,322         313,495,015         313,495,015
Redeemed                    (64,588,767,429)    (64,588,767,429)    (57,961,547,512)    (57,961,547,512)
                            ----------------------------------------------------------------------------
Net increase (decrease)       2,117,269,399    $  2,117,221,353        (884,153,729)   $   (884,153,729)
                            ============================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an average annual rate as shown in the following table:

                 FEE SCHEDULE
                 ----------------------------------------------
                 Up to $250 million of net assets       0.500%
                 Next $250 million of net assets        0.475
                 Next $250 million of net assets        0.450
                 Next $250 million of net assets        0.425
                 Next $250 million of net assets        0.400
                 Next $250 million of net assets        0.375
                 Next $500 million of net assets        0.350
                 Over $2 billion of net assets          0.325

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2006, the Trust paid $26,580,525 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically, depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and


                       20 | CENTENNIAL MONEY MARKET TRUST
other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                       21 | CENTENNIAL MONEY MARKET TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL MONEY MARKET TRUST:
We have audited the accompanying statement of assets and liabilities of Centennial Money Market Trust, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Money Market Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2006


                       22 | CENTENNIAL MONEY MARKET TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2006. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                       23 | CENTENNIAL MONEY MARKET TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       24 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
TRUST, LENGTH OF SERVICE,     TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
AGE                           PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                   THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS
TRUSTEES                      6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                              80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                              TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                              DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,         Chairman of the following private mortgage banking
Chairman of the Board         companies: Cherry Creek Mortgage Company (since
of Trustees (since 2003),     1991), Centennial State Mortgage Company (since
Trustee (since 2000)          1994), and The El Paso Mortgage Company (since
Age: 69                       1993); Chairman of the following private
                              companies: Ambassador Media Corporation (since
                              1984) and Broadway Ventures (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                              Campus Crusade for Christ (since 1991) and The
                              Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company)
                              (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc.
                              (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                              (1995-2000); former Director of the following:
                              UNUMProvident (insurance company) (1991-2004),
                              Storage Technology Corporation (computer equipment company) (1991-2003) and International Family
                              Entertainment (television channel) (1992-1997);
                              U.S. Senator (January 1979-January 1991). Oversees
                              38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,               President of A.G. Edwards Capital, Inc. (General
Trustee (since 1990)          Partner of private equity funds) (until February
Age: 75                       2001); Chairman, President and Chief Executive
                              Officer of A.G. Edwards Capital, Inc. (until March
                              2000); Director of A.G. Edwards & Sons, Inc.
                              (brokerage company) (until 2000) and A.G. Edwards
                              Trust Company (investment adviser) (until 2000);
                              Vice Chairman and Director of A.G. Edwards, Inc.
                              (until March 1999); Vice Chairman of A.G. Edwards
                              & Sons, Inc. (until March 1999); Chairman of A.G.
                              Edwards Trust Company (until March 1999) and
                              A.G.E. Asset Management (investment adviser)
                              (until March 1999). Oversees 38 portfolios in the
                              OppenheimerFunds complex.

GEORGE C. BOWEN,              Assistant Secretary and Director of the Manager
Trustee (since 1998)          (December 1991-April 1999); President, Treasurer
Age: 69                       and Director of Centennial Capital Corporation
                              (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March
                              1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc.
                              (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,            Member of The Life Guard of Mount Vernon (George
Trustee (since 2000)          Washington historical site) (since June 2000);
Age: 67                       Director of Genetic ID, Inc. (biotech company)
                              (March 2001-May 2002); Partner at
                              PricewaterhouseCoopers LLP (accounting firm) (July
                              1974-June 1999); Chairman of Price Waterhouse LLP
                              Global Investment Management Industry Services
                              Group (accounting firm) (July 1994-June 1998).
                              Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                Director of UNUMProvident (insurance company)
Trustee (since 1990)          (since June 2002); Director of Northwestern Energy
Age: 64                       Corp. (public utility corporation) (since November
                              2004); Director of P.R. Pharmaceuticals (October
                              1999-October 2003); Director of Rocky Mountain Elk
                              Foundation (non-profit organization) (February
                              1998-February 2003 and since February 2005);
                              Chairman and Director (until October 1996) and
                              President and Chief Executive Officer (until
                              October 1995) of OppenheimerFunds, Inc.;
                              President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
                              ("OAC") (parent holding company of
                              OppenheimerFunds, Inc.),


                       25 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                Shareholders Services, Inc. and Shareholder
Continued                     Financial Services, Inc. (until October 1995).
                              Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                 Director of Colorado Uplift (charitable
Trustee (since 1996)          organization) (since September 1984). Mr. Freedman
Age: 65                       held several positions with OppenheimerFunds, Inc.
                              and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (until October 1994).
                              Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,          Trustee of Monterey Institute for International
Trustee (since 2002)          Studies (educational organization) (since February
Age: 59                       2000); Board Member of Middlebury College
                              (educational organization) (since December 2005);
                              Director of The California Endowment
                              (philanthropic organization) (since April 2002);
                              Director (February 2002-2005) and Chairman of
                              Trustees (since 2006) of the Community Hospital of
                              Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds'
                              Emerging Markets Growth Fund, Inc. (mutual fund);
                              President of ARCO Investment Management Company
                              (February 1991-April 2000); Member of the investment committees of The Rockefeller
                              Foundation (since 2001) and The University of
                              Michigan (since 2000); Advisor at Credit Suisse
                              First Boston's Sprout venture capital unit
                              (venture capital fund) (1994-January 2005);
                              Trustee of MassMutual Institutional Funds
                              (investment company) (1996-June 2004); Trustee of
                              MML Series Investment Fund (investment company)
                              (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund
                              (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,             Director of Jones International University
Trustee (since 2002)          (educational organization) (since August 2005);
Age: 61                       Chairman, Chief Executive Officer and Director of
                              Steele Street State Bank (commercial banking)
                              (since August 2003); Director of Colorado UpLIFT
                              (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of
                              U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April
                              1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                              Director of U.S. Exploration, Inc. (oil and gas exploration) (1997 February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,     Trustee of MassMutual Select Funds (formerly
Trustee (since 2000)          MassMutual Institutional Funds) (investment
Age: 64                       company) (since 1996) and MML Series Investment
                              Fund (investment company) (since 1996); Trustee
                              (since 1987) and Chairman (1994-2005) of the
                              Investment Committee of the Worcester Polytech
                              Institute (private university); President and
                              Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS &
                              Family Bank, F.S.B. (formerly SIS Bank) (com-mercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage
                              Financial Group, Inc. (commercial bank) (January
                              1999-July 1999). Oversees 40 portfolios in the
                              OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE            THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY,
                              CENTENNIAL, COLORADO 80112-3924. MR. GRABISH
                              SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS
                              RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                              GRABISH IS AN INTERESTED TRUSTEE DUE TO HIS
                              POSITIONS WITH A.G. EDWARDS & SONS, INC. WHICH
                              SELLS SHARES OF THE TRUST.

RICHARD F. GRABISH,           Senior Vice President and Assistant Director of
Trustee (since 2001)          Sales and Marketing (since March 1997), Director
Age: 57                       (since March 1987) and Manager of Private Client
                              Services (June 1985-June 2005) of A.G. Edwards &
                              Sons, Inc. (broker/dealer and investment firm);
                              Chairman and Chief Executive Officer of A.G.
                              Edwards Trust Company,


                       26 | CENTENNIAL MONEY MARKET TRUST

RICHARD F. GRABISH,           FSB (since March 2001); President and Vice
Continued                     Chairman of A.G. Edwards Trust Company, FSB
                              (investment adviser) (April 1987-March 2001);
                              President of A.G. Edwards Trust Company, FSB
                              (investment adviser) (since June 2005). Oversees 5 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE            THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL
AND OFFICER                   CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                              NEW YORK 10281-1008. MR. MURPHY SERVES AS A
                              TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                              RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS
                              AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                              RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                              MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                              POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                              AFFILIATES.

JOHN V. MURPHY,               Chairman, Chief Executive Officer and Director
Trustee, President and        (since June 2001) and President (since September
Principal Executive           2000) of OppenheimerFunds, Inc.; President and
Officer                       director or trustee of other Oppenheimer funds;
(since 2001)                  President and Director of OAC and of Oppenheimer
Age: 57                       Partnership Holdings, Inc. (holding company
                              subsidiary of OppenheimerFunds, Inc.) (since July
                              2001); Director of OppenheimerFunds Distributor,
                              Inc. (subsidiary of OppenheimerFunds, Inc.) (since
                              November 2001); Chairman and Director of
                              Shareholder Services, Inc. and of Shareholder
                              Financial Services, Inc. (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since
                              July 2001); President and Director of
                              OppenheimerFunds Legacy Program (charitable trust program established by OppenheimerFunds, Inc.)
                              (since July 2001); Director of the following investment advisory subsidiaries of
                              OppenheimerFunds, Inc.: the Manager, OFI
                              Institutional Asset Management, Inc., Trinity
                              Investment Management Corporation and Tremont
                              Capital Management, Inc. (since November 2001),
                              HarbourView Asset Management Corporation and OFI
                              Private Investments, Inc. (since July 2001);
                              President (since November 2001) and Director
                              (since July 2001) of Oppenheimer Real Asset
                              Management, Inc.; Executive Vice President of
                              Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of
                              DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since
                              June 1995); Member of the Investment Company
                              Institute's Board of Governors (since October 3,
                              2003); Chief Operating Officer of
                              OppenheimerFunds, Inc. (September 2000-June 2001);
                              President and Trustee of MML Series Investment
                              Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November
                              2001); Director of C.M. Life Insurance Company
                              (September 1999-August 2000); President, Chief
                              Executive Officer and Director of MML Bay State
                              Life Insurance Company (September 1999-August
                              2000); Director of Emerald Isle Bancorp and
                              Hibernia Savings Bank (wholly-owned subsidiary of
                              Emerald Isle Bancorp) (June 1989-June 1998).
                              Oversees 86 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OTHER OFFICERS                THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW
OF THE TRUST                  ARE AS FOLLOWS: FOR MR. ZACK, TWO WORLD FINANCIAL
                              CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                              10281-1008, FOR MS. WOLF AND MESSRS. WEISS,
                              VANDEHEY AND WIXTED, 6803 S. TUCSON WAY,
                              CENTENNIAL, COLORADO 80112-3924. EACH OFFICER
                              SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                              RESIGNATION, RETIREMENT DEATH OR REMOVAL.

CAROL E. WOLF,                Senior Vice President of OppenheimerFunds, Inc.
Vice President and            (since June 2000) and of HarbourView Asset
Portfolio Manager             Management Corporation (since 6/39/03); Vice
(since 1988)                  President of the Manager (since August 2004); an
Age: 54                       officer of 6 portfolios in the OppenheimerFunds
                              complex. Formerly Vice President of
                              OppenheimerFunds, Inc. (June 1990-June 2000).


                       27 | CENTENNIAL MONEY MARKET TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BARRY D. WEISS,               Vice President of OppenheimerFunds, Inc. (since
Vice President and            July 2001) and of HarbourView Asset Management
Portfolio Manager             Corporation (since June 2003); Vice President of
(since 2001)                  the Manager (since August 2004); an officer of 6
Age: 42                       portfolios in the OppenheimerFunds complex.
                              Formerly Assistant Vice President and Senior
                              Credit Analyst of the Manager (February 2000-June
                              2001). Prior to joining the Manager in February
                              2000, he was Associate Director, Structured
                              Finance, Fitch IBCA Inc. (April 1998-February
                              2000).

MARK S. VANDEHEY,             Senior Vice President and Chief Compliance Officer
Vice President and Chief      of OppenheimerFunds, Inc. (since March 2004); Vice
Compliance Officer            President of the Manager, OppenheimerFunds
(since 2004)                  Distributor, Inc., and Shareholder Services, Inc.
Age: 55                       (since June 1983); Vice President and Director of
                              Internal Audit of OppenheimerFunds, Inc.
                              (1997-February 2004). An officer of 86 portfolios in the Oppenheimer funds complex.

BRIAN W. WIXTED,              Senior Vice President and Treasurer of
Treasurer and Principal       OppenheimerFunds, Inc. (since Marchh 1999);
Financial and Accounting      Treasurer of the following: Shareholder Services,
Officer (since 1999)          Inc., HarbourView Asset Management Corporation,
Age: 46                       Shareholder Financial Services, Inc., Oppenheimer
                              Real Asset Management Corporation, and Oppenheimer
                              Partnership Holdings, Inc. (since March 1999), OFI
                              Private Investments, Inc. (since March 2000),
                              OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc (since May 2000), OFI
                              Institutional Asset Management, Inc. (since
                              November 2000), and OppenheimerFunds Legacy
                              Program (since June 2003); Treasurer and Chief
                              Financial Officer of OFI Trust Company (trust company subsidiary of OppenheimerFunds, Inc.)
                              (since May 2000); Assistant Treasurer of OAC
                              (since March 1999); and Assistant Treasurer of the
                              Manager and Distributor (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                              2000-June 2003); Principal and Chief Operating
                              Officer of Bankers Trust Company-Mutual Fund
                              Services Division (March 1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,               Executive Vice President (since January 2004) and
Vice President and            General Counsel (since March 2002) of
Secretary                     OppenheimerFunds, Inc.; General Counsel of the
(since 2001)                  Manager and Distributor (since December 2001);
Age: 58                       General Counsel and Director of OppenheimerFunds
                              Distributor, Inc. (since December 2001); Senior
                              Vice President, General Counsel and Director of the Transfer Agent, Shareholder Financial
                              Services, Inc., OFI Private Investments, Inc. and
                              OFI Trust Company (since November 2001); Senior
                              Vice President and General Counsel of HarbourView
                              Asset Management Corporation (since December
                              2001); Secretary and General Counsel of OAC (since
                              November 2001); Assistant Secretary (since
                              September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                              December 2002); Director of Oppenheimer Real Asset
                              Management, Inc. (since November 2001); Vice
                              President of OppenheimerFunds Legacy Program
                              (since June 2003); Senior Vice President and
                              General Counsel of OFI Institutional Asset
                              Management, Inc. (since November 2001); Directo
                              }of OppenheimerFunds (Asia) Limited (since
                              December 2003); Senior Vice President (May
                              1985-December 2003), Acting General Counsel
                              (November 2001-February 2002) and Associate
                              General Counsel (May 1981-October 2001) of
                              OppenheimerFunds, Inc.; Assistant Secretary of the following: the Transfer Agent (May 1985-November
                              2001), Shareholder Financial Services, Inc.
                              (November 1989-November 2001), and
                              OppenheimerFunds International Ltd. (September
                              1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                       28 | CENTENNIAL MONEY MARKET TRUST


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $59,000 in fiscal 2006 and $57,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2006 and $0 in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $21,500 for 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Merger related consents and review of financial statements.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2006 and $0 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $13,500 in fiscal 2006 and $0 in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $35,000 in fiscal 2006 and $0 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006